Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006385 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000006385 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006385 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000006385 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006385 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000006385 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000006385 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000006385 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000006385 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000006385 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006385 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000006385 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
C000006385 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000006385 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000006385 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000006385 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000006385 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000006385 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000006385 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006385 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000006387 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000006387 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006387 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000006387 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006387 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000006387 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000006387 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000006387 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000006387 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000006387 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006387 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000006387 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
C000006387 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000006387 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000006387 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000006387 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000006387 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000006387 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000006387 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006387 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000074146 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000074146 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000074146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000074146 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000074146 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000074146 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000074146 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000074146 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000074146 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000074146 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000074146 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000074146 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
C000074146 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000074146 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000074146 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000074146 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000074146 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074146 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000074146 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000074146 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000006388 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006388 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000006388 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000006388 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000006388 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006388 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000006388 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000006388 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006388 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.29%
C000006388 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000006388 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000006388 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000006388 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000006388 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000006388 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000006388 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000006388 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000006388 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000006388 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000006388 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000006390 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006390 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000006390 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000006390 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000006390 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006390 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000006390 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000006390 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006390 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.29%
C000006390 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000006390 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000006390 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000006390 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000006390 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000006390 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000006390 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000006390 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000006390 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000006390 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000006390 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000074147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074147 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000074147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000074147 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000074147 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000074147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000074147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000074147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000074147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.29%
C000074147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000074147 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000074147 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000074147 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000074147 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000074147 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000074147 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000074147 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000074147 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074147 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000074147 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%